ACCOUNTS RECEIVABLE, NET (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Goodvision Inc [Member]
SCHEDULE OF ACCOUNTS RECEIVABLE
	As of
	September 30, 2025	September 30, 2024
Accounts receivable	$1,056,554	$455,984
Less: allowance for credit losses	-	-
Accounts receivable, net	$1,056,554	$455,984

Goodvision AI Inc [Member]
SCHEDULE OF ACCOUNTS RECEIVABLE
	March 31, 2026	September 30, 2025
Accounts receivable	$4,265,340	$1,056,554
Less: allowance for credit losses	—	—
Accounts receivable, net	$4,265,340	$1,056,554